UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2002
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             01/24/2003
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 88
                                        -------------------

Form 13F Information Table Value Total: $  64,352
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

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          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK     91927806       2,789,575       79,839       SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      2,308,270       97,560       SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,202,671       75,305       SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      2,009,786       38,874       SOLE          SOLE       SOLE
Cardinal Health                COMMON STOCK     14149Y108      2,000,148       33,792       SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      1,741,175       65,115       SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,560,293       67,399       SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      1,558,132       64,289       SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,539,782       65,245       SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,536,386       36,390       SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                    1,493,732       29,573       SOLE          SOLE       SOLE
Vodafone Airtouch ADR          COMMON STOCK                    1,391,888       76,815       SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    1,379,136       35,915       SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104      1,308,483       24,362       SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK     20002101       1,222,889       33,060       SOLE          SOLE       SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,208,199       29,810       SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,200,135       25,055       SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,199,226       50,282       SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,116,280       47,300       SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                    1,090,285       31,575       SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101      1,063,715       23,095       SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                    1,020,698       12,860       SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        941,148       14,630       SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                      932,504       33,009       SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                      928,218       23,090       SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                      894,836       36,155       SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106        860,290       18,866       SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                      852,492       26,110       SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                      812,938       38,310       SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK                      780,562       41,039       SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102        761,333       58,117       SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101        734,908       20,884       SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109        672,978       10,865       SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        658,380       22,555       SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        639,300       21,310       SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      629,314       11,060       SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        617,363        5,007       SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        613,682       16,457       SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107        611,805       21,550       SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         595,804       12,310       SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109        573,306        6,671       SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      573,273        9,485       SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107        563,208        6,745       SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         561,824       13,821       SOLE          SOLE       SOLE
Deere & Company                COMMON STOCK     244199105        555,244       12,110       SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        554,583       13,357       SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          547,800       13,695       SOLE          SOLE       SOLE
Pharmacia Corp                 COMMON STOCK     71713U102        537,130       12,850       SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103        530,726       17,361       SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        519,687       17,445       SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102        517,727       21,554       SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      513,720       14,270       SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        500,397       12,535       SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      490,532       19,512       SOLE          SOLE       SOLE
Catalina Marketing Corp        COMMON STOCK                      454,545       24,570       SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107         445,908        7,708       SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104        434,310       11,208       SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         410,382       18,015       SOLE          SOLE       SOLE
Merck & Co.                    COMMON STOCK     58933107         401,874        7,099       SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        395,613        7,780       SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        367,583        4,943       SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                      366,793        6,100       SOLE          SOLE       SOLE
Auto Data Processing           COMMON STOCK     53015103         364,436        9,285       SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        349,670       15,534       SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         339,760       10,960       SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      335,426        9,880       SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK     428236103000     333,659       19,220       SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      330,485        7,535       SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100        328,262       21,683       SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      325,868        4,855       SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204        308,915       19,930       SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      304,027        8,620       SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        302,496        6,900       SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        260,774        2,655       SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         236,845        6,700       SOLE          SOLE       SOLE
Liberty Media New Ser A        COMMON STOCK                      230,429       25,775       SOLE          SOLE       SOLE
Ensco International Inc.       COMMON STOCK     26874Q100        215,574        7,320       SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK     264399106        213,279       10,915       SOLE          SOLE       SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        206,416        7,614       SOLE          SOLE       SOLE
AOL Time Warner Inc            COMMON STOCK     00184A105        204,229       15,590       SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        201,291        3,435       SOLE          SOLE       SOLE
US Energy Corp Wyo             COMMON STOCK                      196,430       63,776       SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                      176,121       16,011       SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK     68389X105        150,984       13,980       SOLE          SOLE       SOLE
Liberty Media Group Cl B       COMMON STOCK                      101,678       11,052       SOLE          SOLE       SOLE
Corning Inc.                   COMMON STOCK     219350105         40,498       12,235       SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5       50,000       SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                           --       35,000       SOLE          SOLE       SOLE